Note 38 - Structured Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Repackaging and Investment Entities [Member]
Assets [Abstract]
Cash and central bank balances	€ 0	€ 0
Interbank balances (w/o central banks)	1	1
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	340	262
Trading assets	181	199
Positive market values from derivative financial instruments	158	63
Non-trading financial assets mandatory at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans at amortized cost	165	151
Other assets	51	0
Total assets	557	414
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	92	44
Negative market values from derivative financial instruments	92	44
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	92	44
Off-balance sheet exposure	0	1
Total	466	371
Third Party Funding Entities [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	6
Central bank funds sold and securities purchased under resale agreements	126	603
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	6,368	6,035
Trading assets	4,134	4,033
Positive market values from derivative financial instruments	154	176
Non-trading financial assets mandatory at fair value through profit or loss	2,080	1,820
Financial assets designated at fair value through profit or loss	0	6
Financial assets at fair value through other comprehensive income	333	221
Loans at amortized cost	46,867	44,284
Other assets	400	332
Total assets	54,096	51,481
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	58	27
Negative market values from derivative financial instruments	58	27
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	58	27
Off-balance sheet exposure	5,889	4,793
Total	59,927	56,247
Securitizations [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	0	8
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	4,428	6,257
Trading assets	2,408	4,371
Positive market values from derivative financial instruments	31	32
Non-trading financial assets mandatory at fair value through profit or loss	1,990	1,854
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	457	491
Loans at amortized cost	27,638	36,183
Other assets	3,065	3,894
Total assets	35,587	46,834
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	10	5
Negative market values from derivative financial instruments	10	5
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	10	5
Off-balance sheet exposure	8,279	9,358
Total	43,856	56,187
Funds [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	12	35
Central bank funds sold and securities purchased under resale agreements	1,901	2,613
Securities borrowed	0	3
Total financial assets at fair value through profit or loss	50,316	54,853
Trading assets	4,304	5,361
Positive market values from derivative financial instruments	3,635	2,777
Non-trading financial assets mandatory at fair value through profit or loss	42,377	46,715
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	270	106
Loans at amortized cost	10,270	9,842
Other assets	20,499	17,863
Total assets	83,267	85,316
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	11,191	8,865
Negative market values from derivative financial instruments	11,191	8,865
Other short-term borrowings	0	0
Other Liabilities	1,815	2,257
Total liabilities	13,006	11,122
Off-balance sheet exposure	1,944	2,245
Total	72,205	76,439
Total [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	13	42
Central bank funds sold and securities purchased under resale agreements	2,027	3,224
Securities borrowed	0	3
Total financial assets at fair value through profit or loss	61,452	67,408
Trading assets	11,027	13,964
Positive market values from derivative financial instruments	3,977	3,049
Non-trading financial assets mandatory at fair value through profit or loss	46,448	50,389
Financial assets designated at fair value through profit or loss	0	6
Financial assets at fair value through other comprehensive income	1,060	818
Loans at amortized cost	84,939	90,460
Other assets	24,015	22,089
Total assets	173,508	184,044
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	11,351	8,941
Negative market values from derivative financial instruments	11,351	8,941
Other short-term borrowings	0	0
Other Liabilities	1,815	2,257
Total liabilities	13,166	11,197
Off-balance sheet exposure	16,112	16,396
Total	€ 176,453	€ 189,243